As filed with the Securities and Exchange Commission on February 2, 2004

                                                Securities Act File No. 33-48220
                                        Investment Company Act File No. 811-6687

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                -----------------


                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            X
                                                                -------
              Pre-Effective Amendment No.
                                          ----                  -------
              Post-Effective Amendment No. 15                      X
                                                                -------
                                              and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                     X
                                                                -------
              Amendment No. 17                                     X
                                                                -------


                         THE GABELLI MONEY MARKET FUNDS
                         ------------------------------
               (Exact Name of Registrant as Specified in Charter)

                 ONE CORPORATE CENTER, RYE, NEW YORK 10580-1422
                 ----------------------------------------------
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: 1-800-422-3554

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            RYE, NEW YORK 10580-1422
                     (Name and Address of Agent for Service)

                                   Copies to:

James E. McKee, Esq.                               Daniel Schloendorn, Esq.
The Gabelli Money Market Funds                     Willkie Farr & Gallagher
One Corporate Center                               787 Seventh Avenue
Rye, New York 10580-1422                           New York, New York 10019-6099

        It is proposed that this filing will become effective:


         X      immediately upon filing pursuant to paragraph (b);or
       -----
                on ________ pursuant to paragraph (b);or
       -----
                60 days after filing pursuant to paragraph (a)(1);or
       -----
                on ________ pursuant to paragraph (a)(1);or
       -----
                75 days after filing pursuant to paragraph (a)(2);or
       -----
                on ________ pursuant to paragraph (a)(2) of Rule 485.
       -----

        If appropriate, check the following box:

       ----- This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                   THE GABELLI U.S. TREASURY MONEY MARKET FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                 [800-422-3554]
                               FAX: 1-914-921-5118
                                 WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                (Net Asset Value may be obtained daily by calling
                          800-GABELLI after 6:00 P.M.)


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                                   QUESTIONS?
                                Call 800-GABELLI
                       or your investment representative.
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                                TABLE OF CONTENTS

INVESTMENT AND PERFORMANCE SUMMARY ............  2-4

INVESTMENT AND RISK INFORMATION ...............    4


MANAGEMENT OF THE FUND ........................    4

         Purchase of Shares ...................  5-6

         Redemption of Shares .................  6-8

         Exchange of Shares ...................    8

         Pricing of Fund Shares ...............  8-9

         Dividends and Distributions ..........    9

         Tax Information ......................    9

         Mailings to Shareholders .............   10


FINANCIAL HIGHLIGHTS ..........................   11


THE
GABELLI
U.S.
TREASURY
MONEY MARKET
FUND


PROSPECTUS
FEBRUARY 2, 2004


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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                       INVESTMENT AND PERFORMANCE SUMMARY


INVESTMENT OBJECTIVE:

The Gabelli U.S. Treasury Money Market Fund (the "Fund"), the only series of The Gabelli Money Market Funds, seeks to provide high current income consistent with the preservation of principal and liquidity. The investment objective of the Fund is fundamental and may not be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES:

Under normal market conditions, the Fund invests at least 80% of its net assets in U.S. Treasury obligations, including U.S. Treasury bills, U.S. Treasury notes, U.S. Treasury bonds and U.S. Treasury strips, which have remaining maturities of 397 days or less. Currently, the Fund invests exclusively in such U.S. Treasury obligations.

PRINCIPAL RISKS:

An investment in the Fund is subject to the risk that the Fund's yield will decline due to falling interest rates. Other factors may affect the market price and yield of the Fund's securities, including investor demand and domestic and worldwide economic conditions. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. There is no guarantee that the Fund can achieve its investment objective.


YOU MAY WANT TO INVEST IN THE FUND IF:

      o  you are a long-term investor
      o you desire a fund with lower fund expenses than the average U.S. Treasury money market fund
      o you seek stability of principal more than growth of capital or high current income
      o  you seek income free from state and local taxes
      o  you intend to exchange into other Gabelli-sponsored mutual funds

YOU MAY NOT WANT TO INVEST IN THE FUND IF:

      o you are a short-term investor, because the Fund may impose certain transaction charges
      o you are aggressive in your investment approach or you desire a relatively high rate of return

PERFORMANCE:

The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year (since 1994). For current yield information on the Fund, call 800-GABELLI (800-422-3554). The Fund's yield appears in THE WALL STREET JOURNAL each Thursday. As with all mutual funds, the Fund's past performance does not predict how the Fund will perform in the future. Both the chart and the table assume the reinvestment of dividends and distributions.


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2

                   THE GABELLI US TREASURY MONEY MARKET FUND

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


1994   3.81%
1995   5.50%
1996   4.99%
1997   5.30%
1998   5.08%
1999   4.46%
2000   5.79%
2001   3.80%
2002   1.46%
2003   0.83%

During the period shown in the bar chart, the highest return for a quarter was 1.49% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.17% (quarter ended December 31, 2003).

          AVERAGE ANNUAL TOTAL RETURNS
    (FOR THE PERIODS ENDED DECEMBER 31, 2003)    PAST ONE YEAR  PAST FIVE YEARS  PAST TEN YEARS
---------------------------------------------    -------------  ---------------  --------------
The Gabelli U.S. Treasury
   Money Market Fund ..............................      0.83%          3.25%          4.08%

FEES AND EXPENSES OF THE FUND:

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES:
  (fees paid directly from your investment)*
Redemption Fees(1) .............................................................   $ 5.00
Account Closeout Fee(1) ........................................................   $ 5.00

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets):
Management Fees ................................................................     0.30%
Other Expenses .................................................................     0.06%
                                                                                 --------
Total Annual Fund Operating Expenses ...........................................     0.36%
Fee Waiver and Expense Reimbursement(2) ........................................     0.06%
                                                                                 --------
Net Annual Fund Operating Expenses(2) ..........................................     0.30%
                                                                                 ========

-------------------
*    No sales load is imposed on purchases, exchanges or redemptions.
(1) The Fund will charge your account $5.00 for each telephone request for bank wire redemption under $5,000 or telephone request for redemption by check. The Fund will charge a $5.00 account closeout fee when you redeem all shares in your account, except for Fund exchanges and wire transfers. See "Redemption of Shares." The charges will be paid to State Street Bank and Trust Company ("State Street") and will reduce the transfer agency expenses otherwise payable by the Fund.
(2) Gabelli Funds, LLC (the "Manager") contractually has agreed to waive its management fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses (excluding interest, tax and extraordinary expenses) at no more than 0.30% of the Fund's average daily net assets. This arrangement is in effect through the Fund's fiscal year ending September 30, 2004 and is renewable annually by the Manager.



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                                                                               3

EXPENSE EXAMPLE:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods shown, (2) you redeem your shares at the end of those periods, (3) your investment has a 5% return each year and (4) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


     1 YEAR              3 YEARS            5 YEARS           10 YEARS
    ---------           ---------          ----------        ----------
       $31                 $110               $196              $450



                         INVESTMENT AND RISK INFORMATION

Under normal market conditions, the Fund invests at least 80% of its net assets in U.S. Treasury obligations, including U.S. Treasury bills, U.S. Treasury notes, U.S. Treasury bonds and U.S. Treasury strips (the "80% Investment Policy"). Currently, the Fund invests exclusively in such U.S. Treasury obligations. The Fund's 80% Investment Policy may be changed by the Board of Trustees without shareholder approval. Shareholders will, however, receive at least 60 days' prior notice of any such changes. The Fund attempts to maintain a constant net asset value of $1.00 per share by purchasing only securities with 397 days or less remaining to maturity and limiting the dollar-weighted average maturity of its portfolio to 90 days. There is no guarantee that the Fund will achieve its investment objective because there is uncertainty in every investment.

                             MANAGEMENT OF THE FUND


THE MANAGER. Gabelli Funds, LLC, with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment manager to the Fund. The Manager makes investment decisions for the Fund and continuously reviews and administers the Fund's investment program under the supervision of the Fund's Board of Trustees. The Manager also manages several other open-end and closed-end investment companies in the Gabelli Family of Funds. The Manager is a New York limited liability company organized in 1999 as successor to Gabelli Group Capital Partners, Inc. (formerly named Gabelli Funds, Inc.), a New York corporation organized in 1980. The Manager is a wholly owned subsidiary of Gabelli Asset Management Inc. ("GBL"), a publicly held company listed on the New York Stock Exchange ("NYSE").

As compensation for its services and the related expenses borne by the Manager, the Manager is entitled to receive a fee, computed daily and payable monthly, equal on an annual basis to 0.30% of the Fund's average daily net assets (the "Management Fee"). The Manager contractually has agreed to waive all or a portion of its Management Fee and/or to assume certain expenses of the Fund to the extent necessary to maintain the total expense ratio of the Fund at 0.30% of average daily net assets (excluding interest, taxes and extraordinary expenses). This arrangement is in effect through the Fund's fiscal year ending September 30, 2004 and is renewable annually by the Manager. This arrangement has the effect of lowering the overall expense ratio of the Fund and increasing yield to investors in the Fund. For the fiscal year ended September 30, 2003, the Manager received management fees at the rate of 0.24% of the Fund's average daily net assets, net of fee waivers.


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4

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                               PURCHASE OF SHARES

You can purchase the Fund's shares on any day the NYSE is open for trading (a "Business Day"). You may purchase shares directly through Gabelli & Company, Inc., the Fund's distributor (the "Distributor"), directly from the Fund through the Fund's transfer agent or through organizations that have special arrangements with the Fund ("Participating Organizations").

     o BY MAIL OR IN PERSON. You may open an account by mailing a completed subscription order form with a check or money order payable to "The Gabelli U.S. Treasury Money Market Fund" to:

        BY MAIL                                          BY PERSONAL DELIVERY
        -------                                          --------------------
        THE GABELLI FUNDS                                THE GABELLI FUNDS
        P.O. BOX 8308                                    C/O BFDS
        BOSTON, MA 02266-8308                            66 BROOKS DRIVE
                                                         BRAINTREE, MA 02184

You can obtain a subscription order form by calling 800-GABELLI (800-422-3554) or by visiting our website at www.gabelli.com. Checks made payable to a third party and endorsed by the depositor are not acceptable. For additional investments, send a check to the above address with a note stating your exact name and account number, and the name of the Fund.


     o BY BANK WIRE. To open an account using the bank wire transfer system, first telephone the Fund at 800-GABELLI (800-422-3554) to obtain a new account number. Then instruct a Federal Reserve System member bank to wire funds to:


                       STATE STREET BANK AND TRUST COMPANY
                       ABA #011-0000-28 REF DDA #99046187
                 RE: THE GABELLI U.S. TREASURY MONEY MARKET FUND
                               ACCOUNT #__________
                         ACCOUNT OF [REGISTERED OWNERS]
                      225 FRANKLIN STREET, BOSTON, MA 02110

       If you are making an initial purchase, you should also complete and mail a subscription order form to the address shown under "By Mail." Note that banks may charge fees for wiring funds, although State Street will not charge you for receiving wire transfers. If your wire is received by the Fund before noon, Eastern Standard Time on a business day, you will begin earning dividends on the day of receipt.

     o PARTICIPATING ORGANIZATIONS. You may purchase shares from a Participating Organization. The Participating Organization will transmit a purchase order and payment to State Street on your behalf. Participating Organizations may send you confirmations of your transactions and periodic account statements showing your investments in the Fund.

SHARE PRICE. The Fund sells its shares at the net asset value next determined after the Fund receives your completed subscription order form but does not issue the shares to you until it receives full payment. See "Pricing of Fund Shares" for a description of the calculation of net asset value.


MINIMUM INVESTMENTS. Your minimum initial investment must be at least $10,000 ($3,000 for registered shareholders of other mutual funds managed by the Manager or its affiliates). See "Retirement Plans" and "Automatic Investment Plan" regarding minimum investment amounts applicable to such plans. There is no minimum subsequent investment requirement. Participating Organizations may have different minimum investment requirements.



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
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RETIREMENT  PLANS/EDUCATION  SAVINGS PLANS. The Fund makes available IRA, "Roth"
IRA and "Coverdell" Education Savings Plans for investment in Fund shares. Applications may be obtained from the Distributor by calling 800-GABELLI (800-422-3554). Self-employed investors may purchase shares of the Fund through tax-deductible contributions to existing retirement plans for self-employed persons, known as "Keogh" or "H.R.-10" plans. The Fund does not currently act as sponsor to such plans. Fund shares may also be a suitable investment for other types of qualified pension or profit-sharing plans which are employer sponsored, including deferred compensation or salary reduction plans known as "401(k) Plans." The minimum initial investment in all such retirement plans is $1,000. There is no minimum subsequent investment requirement for retirement plans.

AUTOMATIC INVESTMENT PLAN. The Fund offers an automatic monthly investment plan. There is no initial minimum monthly investment for accounts establishing an automatic investment plan. Call the Distributor at 800-GABELLI (800-422-3554) for more details about the plan.


TELEPHONE OR INTERNET INVESTMENT PLAN. You may purchase additional shares of the Fund by telephone and/or over the Internet if your bank is a member of the Automated Clearing House ("ACH") system. You must have a completed, approved Investment Plan application on file with the Fund's transfer agent. There is a minimum of $100 for each telephone or Internet investment. To initiate an ACH purchase, please call 800-GABELLI (800-422-3554) or 800-872-5365 or visit our website at www.gabelli.com.

GENERAL. State Street will not issue share certificates unless you request them. The Fund reserves the right to (i) reject any purchase order if, in the opinion of the Fund's management, it is in the Fund's best interest to do so, (ii) suspend the offering of shares for any period of time and (iii) waive the Fund's minimum purchase requirements.

CUSTOMER IDENTIFICATION PROGRAM. Federal law requires the Fund to obtain, verify and record identifying information, which may include the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information, for each investor who opens or reopens an account with the Fund. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, the Fund reserves the right (a) to place limits on transactions in any account until the identity of the investor is verified; or
(b) to refuse an investment in the Fund or to involuntarily redeem an investor's shares and close an account in the event that an investor's identity is not verified. The Fund and its agents will not be responsible for any loss in an investor's account resulting from the investor's delay in providing all required identifying information or from closing an account and redeeming an investor's shares when an investor's identity is not verified.

                              REDEMPTION OF SHARES


You can redeem shares of the Fund on any Business Day. The Fund may temporarily stop redeeming its shares when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Fund cannot sell its shares or accurately determine the value of its assets, or if the Securities and Exchange Commission orders the Fund to suspend redemptions.

The Fund will charge your account $5.00 for each telephone request for bank wire redemption under $5,000 or telephone request for redemption by check. The Fund will also charge a $5.00 account closeout fee when you redeem all shares in your account, except for Fund exchanges and wire transfers. If you request redemption proceeds by check, the Fund will normally mail the check to you within seven days.

You may redeem shares through the Distributor or directly from the Fund through its transfer agent or through Participating Organizations.


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6

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     o BY LETTER. You may mail a letter requesting  redemption of shares to: THE
       GABELLI FUNDS, P.O. BOX 8308, BOSTON, MA 02266-8308. Your letter should state the name of the Fund, the dollar amount or number of shares you are redeeming and your account number. You must sign the letter in exactly the same way the account is registered. If there is more than one owner of shares, all must sign. A signature guarantee is required for each signature on your redemption letter. You can obtain a signature guarantee from financial institutions such as commercial banks, brokers, dealers and savings associations. A notary public cannot provide a signature guarantee.

     o BY TELEPHONE OR THE INTERNET. Unless you have requested that telephone or Internet redemptions from your account not be permitted, you may redeem your shares in an account (including an IRA) directly registered with State Street by calling either 800-GABELLI (800-422-3554) or 800-872-5365 (617-328-5000 from outside the United States) or by visiting our website at www.gabelli.com. IRA holders should consult a tax advisor concerning the current tax rules applicable to IRAs. If State Street acts on telephone or Internet instructions after following reasonable procedures to protect against unauthorized transactions, neither State Street nor the Fund will be responsible for any losses due to unauthorized telephone or Internet transactions and instead you would be responsible. You may request that redemption proceeds from telephone or Internet redemptions be mailed to you by check (if your address has not changed in the prior 30 days), forwarded to you by bank wire or invested in another mutual fund advised by the Manager (see "Exchanges of Shares"). Among the procedures State Street may use are passwords or verification of personal information. The Fund may impose limitations from time to time on redemptions by telephone or the internet.


       1.TELEPHONE OR INTERNET REDEMPTION BY CHECK. The Fund will make checks payable to the name in which the account is registered and normally will mail the check to the address of record within seven days and charge you $5.00 for this service.

       2.TELEPHONE OR INTERNET REDEMPTION BY BANK WIRE. The Fund accepts telephone or Internet requests for wire redemption in amounts of at least $1,000. The Fund will send a wire to either a bank designated on your subscription order form or on a subsequent letter with a guaranteed signature. The proceeds are normally wired on the next Business Day. The Fund will deduct a wire fee (currently $5.00) from your account if you redeem less than $5,000.


     o PARTICIPATING   ORGANIZATIONS.   You  may   redeem   shares   through   a
       Participating Organization which will transmit a redemption order to State Street on your behalf.

     o AUTOMATIC CASH WITHDRAWAL PLAN. You may automatically redeem shares on a monthly, quarterly or annual basis if you have at least $10,000 in your account and if your account is directly registered with State Street. Call 800-GABELLI (800-422-3554) for more information about this plan.

     o BY CHECK DRAFT. You may write checks on your account with the Fund in the amount of $500 or more. Simply request the checkwriting service on your subscription order form and the Fund will send you checks. The Fund will not honor a check if (i) you purchased shares by check and the check has not cleared, (ii) the check would close out your account, (iii) the amount of the check is higher than funds available in your account, (iv) the check is written for less than $500, or (v) the check contains an irregularity in the signature or otherwise. In the case of (iii), (iv) and (v), State Street will charge your account a $15 fee. The Fund may change or terminate the check-writing service or impose additional charges at any time.

INVOLUNTARY REDEMPTION. The Fund may redeem all shares in your account (other than an IRA account) if their value falls below $1,000 as a result of redemptions (but not as a result of a decline in net asset value). You will be notified in writing if the Fund initiates such action and allowed 30 days to increase the value of your account to at least $1,000.

REDEMPTION PROCEEDS. A redemption request received by the Fund will be effected at the net asset value next determined after the Fund receives the request. If you request redemption proceeds by check,

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                                                                               7

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the Fund will  normally mail the check to you within seven days after receipt of your redemption request. If you purchased your Fund shares by check or through the Automatic Investment Plan, you may not receive proceeds from your redemption until the check clears, which may take up to as many as 15 days following purchase. While the Fund will delay the processing of the payment until the check clears, your shares will be valued at the next determined net asset value after receipt of your redemption request.

                               EXCHANGE OF SHARES

You can exchange shares of the Fund you hold for shares of any other open-end fund managed by the Manager or its affiliates based on their relative net asset values. The Fund also offers an automatic monthly exchange privilege. To obtain a list of the funds whose shares you may acquire through an exchange or details on the automatic monthly exchange privilege call 800-GABELLI (800-422-3554).

In effecting an exchange:

              o you must meet the minimum purchase requirements for the fund whose shares you purchase through exchange.
              o if you are exchanging to a fund with a sales charge, you must pay the sales charge at the time of exchange.
              o  you may realize a taxable gain or loss.
              o you should read the prospectus of the fund whose shares you are purchasing through exchange. Call 800-GABELLI (800-422-3554),
                 or  visit  our  website  at   www.gabelli.com   to  obtain  the
                 prospectus.

You may exchange shares through the Distributor, directly through the Fund's transfer agent or through a Participating Organization.

     o EXCHANGE BY TELEPHONE. You may give exchange instructions by telephone by calling 800-GABELLI (800-422-3554). You may not exchange shares by telephone if you hold share certificates.

     o EXCHANGE BY MAIL. You may send a written request for exchanges to: The Gabelli Funds, P.O. Box 8308, Boston, MA 02266-8308. Your letter should state your name, your account number, the dollar amount or number of shares you wish to exchange, the name and class of the fund whose shares you wish to exchange, and the name of the fund whose shares you wish to acquire.

     o EXCHANGE THROUGH THE INTERNET. You may also give exchange instructions via the Internet at www.gabelli.com. You may not exchange shares through the Internet if you hold share certificates. The Funds may impose limitations from time to time on Internet exchanges.

The Fund may modify or terminate the exchange privilege at any time. You will be given notice 60 days prior to any material change in the exchange privilege.


                             PRICING OF FUND SHARES

The net asset value per share is calculated on each Business Day. The NYSE is open Monday through Friday, but currently is scheduled to be closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday when a holiday falls on a Saturday or Sunday, respectively.

The net asset value is determined at noon (Eastern time) and as of the close of regular trading on the NYSE, normally 4:00 p.m., Eastern time. Net asset value is computed by dividing the value of the Fund's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued but excluding capital stock and surplus) by the total number of its shares outstanding at the time

--------------------------------------------------------------------------------
8

--------------------------------------------------------------------------------
the determination is made. The Fund uses the amortized cost method of valuing its portfolio securities to maintain a constant net asset value of $1.00 per share. Under this method of valuation, the Fund values its portfolio securities at their cost at the time of purchase and not at market value, thus minimizing fluctuations in value due to interest rate changes or market conditions.

                           DIVIDENDS AND DISTRIBUTIONS


Dividends of net investment income and short-term capital gains will be declared daily and paid monthly, and distributions of net long term capital gains, if any, will be paid annually. They will be automatically reinvested at net asset value in additional shares of the Fund unless you instruct the Fund to pay all dividends and distributions in cash. You will make an election to receive dividends and distributions in cash or Fund shares at the time you purchase your shares. You may change this election by notifying the Fund in writing at any time prior to the record date for a particular dividend or distribution. There are no sales or other charges in connection with the reinvestment of dividends and capital gain distributions. Shares purchased through dividend reinvestment will receive a price based on the net asset value per share on the reinvestment date, which is typically the date dividends are paid to shareholders. There is no fixed dividend rate, and there can be no assurance that the Fund will pay any dividends or realize any capital gains or other income.


If you purchase shares prior to 12:00 noon (Eastern time), you will receive the full dividend for that day. If you redeem shares prior to 12:00 noon (Eastern time) on any Business Day, you will not earn that day's dividend, but the redemption proceeds are available that day. If you redeem shares between noon and 4:00 p.m. (Eastern time), you will earn that day's dividend, but the redemption proceeds are not available until the next Business Day.


                                 TAX INFORMATION

The Fund expects that distributions will consist primarily of investment company taxable income and net capital gains. Dividends out of net investment income and distributions of net short-term capital gains (i.e., gains from assets held by the Fund for one year or less) are taxable to you as ordinary income. Distributions of net long-term capital gains, if any, are taxable to you at long-term capital gain rates. The Fund's distributions, whether you receive them in cash or reinvest them in additional shares of the Fund, generally will be subject to tax. A redemption of the Fund's shares or an exchange of the Fund's shares for shares of another fund will be treated for tax purposes as a sale of the Fund's shares, and any gain you realize on such a transaction generally will be taxable. Foreign shareholders may be subject to a federal withholding tax.

After the end of each year, the Fund will provide you with information about the distributions and dividends you received. If you do not provide the Fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding on your distributions, dividends and redemption proceeds.

This summary of tax consequences is intended for general information only and is subject to change by legislative or administrative action, and any such change may be retroactive. A more complete discussion of the tax rules applicable to you can be found in the Statement of Additional Information. You should consult a tax adviser concerning the tax consequences of your investment in the Fund.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                            MAILINGS TO SHAREHOLDERS

In our continuing efforts to reduce duplicative mail and fund expenses, we currently send a single copy of prospectuses and shareholder reports to your household even if more than one family member in your household owns the same fund or funds described in the prospectus or report. Additional copies of our prospectuses and reports may be obtained by calling 800-GABELLI (800-422-3554). If you do not want us to continue to consolidate your fund mailings and would prefer to receive separate mailings at any time in the future, please call us at the telephone number above and we will resume separate mailings in accordance with your instructions within 30 days of your request.

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past five fiscal years. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund's shares. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements and related notes, are included in the annual report which is available upon request.


                  THE GABELLI U.S. TREASURY MONEY MARKET FUND

Per share amounts for the Fund's shares outstanding throughout each fiscal year ended September 30,

                                                                     YEAR ENDED SEPTEMBER 30,
                                             --------------------------------------------------------------------
                                              2003            2002           2001            2000           1999
                                             ------          ------         ------          ------         ------
OPERATING PERFORMANCE:

  Net asset value, beginning of period      $ 1.0000        $ 1.0000       $ 1.0000        $ 1.0000       $ 1.0000
                                            --------        --------       --------        --------       --------
  Net investment income (a) ...........       0.0095          0.0161         0.0453          0.0526         0.0422
  Net realized gain on investments ....       0.0002          0.0012         0.0011          0.0010         0.0005
                                            --------        --------       --------        --------       --------
  Total from investment operations ....       0.0097          0.0173         0.0464          0.0536         0.0427
                                            --------        --------       --------        --------       --------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income ...............      (0.0095)        (0.0161)       (0.0453)        (0.0526)       (0.0422)
  Net realized gain on investments ....      (0.0002)        (0.0012)       (0.0011)        (0.0010)       (0.0005)
                                            --------        --------       --------        --------       --------
  Total distributions .................      (0.0097)        (0.0173)       (0.0464)        (0.0536)       (0.0427)
                                            --------        --------       --------        --------       --------
  NET ASSET VALUE, END OF PERIOD ......     $ 1.0000        $ 1.0000       $ 1.0000        $ 1.0000       $ 1.0000
                                            ========        ========       ========        ========       ========
  Total return+ .......................         1.0%            1.7%           4.7%            5.5%           4.4%
                                            ========        ========       ========        ========       ========
RATIOS TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)    $1,030,710      $1,016,253       $805,149        $614,782       $480,100
  Ratio of net investment income to
  average net assets ..................        0.95%           1.59%          4.51%           5.29%          4.19%
  Ratio of operating expenses to
  average net assets (b) ..............        0.30%           0.30%          0.30%           0.30%          0.30%

------------------------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends.
(a) Net investment income before fees waived by the Manager for the years ended September 30, 2003, 2002, 2001, 2000 and 1999 were $0.0089, $0.0155,
     $0.0446, $0.0520 and $0.0412, respectively.
(b) Operating expense ratios before fees waived by the Manager for the years ended September 30, 2003, 2002, 2001, 2000 and 1999 were 0.36%, 0.36%,
     0.37%, 0.37% and 0.40%, respectively.

--------------------------------------------------------------------------------
10

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                     GABELLI FUNDS AND YOUR PERSONAL PRIVACY


WHO ARE WE?
The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds LLC, Gabelli Advisers, Inc. and Gabelli Fixed Income, LLC, which are affiliated with Gabelli Asset Management Inc. Gabelli Asset Management is a publicly-held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A GABELLI CUSTOMER?
If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem, and the deposits and withdrawals that you make. If we hire someone else to provide services -- like a transfer agent -- we will also have information about the transactions you conduct through them.

WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?
We do not disclose any non-public personal information about our customers or former customers to anyone, other than our affiliates, our service providers who need to know such information and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its web site, WWW.SEC.GOV.

WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?
We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to shareholders of the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                              11

--------------------------------------------------------------------------------
                   THE GABELLI U.S. TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------
FOR MORE INFORMATION:
For more information about the Fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL  REPORTS:
The Fund's  semi-annual and annual reports  to shareholders contain   additional
information  on  the  Fund's investments.

STATEMENT OF ADDITIONAL INFORMATION (SAI):
The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference, and is legally considered a part of this prospectus.

--------------------------------------------------------------------------------
 You can get free copies of these documents and prospectuses of other funds in the Gabelli family, or request other information and discuss your questions about the Fund by contacting:

                   The Gabelli U.S. Treasury Money Market Fund

                              One Corporate Center

                               Rye, NY 10580-1422

                     Telephone: 800-GABELLI (800-422-3554)

                                www.gabelli.com
--------------------------------------------------------------------------------
You can review and/or copy the Fund's prospectus, reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get

     o For a fee, by electronic request at publicinfo@sec.gov, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or calling 202-942-8090.

     o Free   from  the   EDGARDatabase   on   the   Commission's   Website   at
       http://www.sec.gov.

(Investment Company Act File Number 811-6687)
--------------------------------------------------------------------------------
12

                   THE GABELLI U.S. TREASURY MONEY MARKET FUND

                       Statement of Additional Information


                                February 2, 2004

         This Statement of Additional Information ("SAI"), which is not a prospectus, describes The Gabelli U.S. Treasury Money Market Fund (the "Fund"), which is the only series of The Gabelli Money Market Funds, a Delaware statutory trust (the "Trust"). This SAI should be read in conjunction with the Fund's Prospectus dated February 1, 2004. For a free copy of the Prospectus, please contact the Fund at the address, telephone number or Internet website printed below. This SAI is incorporated by reference in its entirety into the Prospectus.


                              One Corporate Center
                            Rye, New York 10580-1422
                      Telephone 800-GABELLI (800-422-3554)

                                 WWW.GABELLI.COM


                                TABLE OF CONTENTS


General Information...........................................................2
Investment Strategies and Risks...............................................2
         U.S. Treasury Obligations............................................2
         When-Issued and Delayed Delivery Securities..........................2
         Illiquid Securities..................................................3
         Repurchase Agreements................................................3
Investment Restrictions.......................................................4
Trustees and Officers.........................................................5
Control Persons and Principal Shareholders....................................9
The Manager .................................................................10
         The Sub-Administrator...............................................12
         The Distributor.....................................................12
         Counsel.............................................................13
         Independent Auditors................................................13
         Custodian, Transfer Agent, and Dividend Disbursing Agent............13
Portfolio Transactions and Brokerage........................................ 13
Purchase of Shares...........................................................13
Retirement Plans.............................................................13
Redemption of Shares.........................................................14
Determination of Net Asset Value.............................................14
Taxation.....................................................................15
Investment Performance Information...........................................16
Description of the Fund's Shares.............................................16
Financial Statements.........................................................17

                               GENERAL INFORMATION

         The Fund is a diversified, open-end, management investment company organized under the laws of the State of Delaware as an unincorporated statutory trust on May 21, 1992. The Fund commenced investment operations on October 1, 1992.

                         INVESTMENT STRATEGIES AND RISKS

         The Fund's Prospectus discusses the investment objective of the Fund and the principal strategies to be employed to achieve that objective. This SAI contains supplemental information concerning certain types of securities and other instruments in which the Fund may invest, additional strategies that the Fund may utilize and certain risks associated with such investments and strategies. Although the Fund reserves the right to use repurchase agreements, the Fund will not engage in such activity until further notice. The Fund's investment objective is fundamental and may be changed only by the affirmative vote of at least a majority of the Fund's outstanding voting securities as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). A majority of the Fund's outstanding securities is defined as the lesser of (i) 67% of the Fund's shares represented at a meeting of shareholders at which the holders of 50% or more of the Fund's outstanding shares are represented in person or by proxy or (ii) more than 50% of the Fund's outstanding shares.


U.S. TREASURY OBLIGATIONS

         As set forth in the Prospectus, under normal market conditions, the Fund will invest at least 80% of its net assets in the following types of U.S. Treasury obligations:

         U.S. TREASURY SECURITIES. The Fund will invest in U.S. Treasury securities, including bills, notes and bonds. These instruments are direct obligations of the U.S. Government and, as such, are backed by the "full faith and credit" of the United States. They differ primarily in their interest rates and of their maturities.

         COMPONENTS OF U.S. TREASURY SECURITIES. The Fund may also invest in component parts of U.S. Treasury notes or bonds, namely, either the corpus (principal) of such Treasury obligations, or one or more of the interest payments scheduled to be paid on such obligations. Component parts of U.S. Treasury notes or bonds are created through the U.S. Treasury Department's STRIPS program. These obligations may take the form of (i) Treasury obligations from which the interest coupons have been stripped, (ii) the interest coupons that are stripped, or (iii) book-entries at a Federal Reserve member bank representing ownership of Treasury obligation components, and may be acquired by the Fund in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds. The underlying U.S. Treasury notes and bonds are held in custody by a bank on behalf of the owners. These custodial receipts are commonly referred to as Treasury strips.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

         The Fund may enter into forward commitments for the purchase or sale of securities, including on a "when issued" or "delayed delivery" basis in excess of customary settlement periods for the type of securities involved. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring, i.e., a when, as and if issued security. When such transactions are negotiated, the price is fixed at the time of the commitment, with payment and delivery taking place in the future, generally a month or more after the date of the commitment. While the Fund will only enter into a forward commitment with the intention of actually acquiring the security, the Fund may sell the security before the settlement date if it is deemed advisable by Gabelli Funds, LLC, the Trust's investment adviser ("Manager").

         Securities purchased under a forward commitment are subject to market fluctuation, and no interest (or dividends) accrues to the Fund prior to the settlement date. The Fund will segregate with its custodian cash or liquid securities in an aggregate amount at least equal to the amount of its outstanding forward commitments.

ILLIQUID SECURITIES

         The Fund may invest up to 10% of its net assets in repurchase agreements which have a maturity of longer than seven days or in other illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or subject to legal or contractual restrictions on resale. The Manager, however, does not currently intend to employ such investments. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

         In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

         Rule 144A under the Securities Act allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. The Trust's Manager anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this new regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. ("NASD").

         Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act are not deemed to be illiquid. The Fund would treat such securities as illiquid until such time that the Manager determines that they are readily marketable. In reaching liquidity decisions, the Trust's Manager would consider, INTER ALIA, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (E.G., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

Repurchase agreements subject to demand are deemed to have a maturity equal to the demand notice period.

REPURCHASE AGREEMENTS

         The Fund may enter into repurchase agreements, which are agreements to purchase securities (the "underlying securities") from a bank which is a member of the Federal Reserve System, or from a well-established securities dealer, and the bank or dealer agrees to repurchase the underlying securities from the Fund, at the original purchase price, plus specified interest, at a specified future date; however, the Manager does not currently intend to employ such investments. The Fund will enter into repurchase agreements only where the underlying securities (1) are of the type (excluding maturity limitations) which the Fund's investment policies and restrictions would allow it to purchase directly and (2) are "marked to market" on a daily basis, so that the market value of the underlying securities, including interest accrued, is equal to or in excess of the value of the repurchase agreement. The period of maturity is usually quite short, possibly overnight or a few days, although it may extend over a number of months. The resale price is in excess of the purchase price, reflecting an agreed-upon rate of return effective for the period of time the Fund's money is invested in the security. The U.S. Treasury obligations held as collateral are valued daily, and as the value of these instruments declines, the Fund will require additional collateral.

         With respect to engaging in repurchase agreements, the Fund's risk would be primarily that, if the seller defaults, the proceeds from the disposition of the underlying securities and other collateral for the seller's obligations are less than the repurchase price. If the seller becomes insolvent, the Fund might be delayed in or prevented from selling the collateral. In the event of a default or bankruptcy by a seller, the Fund will promptly seek to liquidate the collateral. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase are less than the repurchase price, the Fund will experience a loss.

         In addition, interest income derived from repurchase agreements is not considered to be income derived from U.S. Treasury obligations and is not exempt from state and local income taxes. In addition, some states require that, in order for the tax exempt character of the Fund's interest from U.S. Treasury obligations to pass through to its shareholders, the Fund must maintain specified minimum levels of the Fund's total assets in U.S. Treasury obligations. If the level of non-U.S. Treasury obligations (including repurchase agreements) exceeds a state's limit for this pass-through, then none of the Fund's interest income would be exempt from state or local income tax in the state for the applicable year. While the Fund does not specifically limit the amount of repurchase agreements that it can enter into, the Fund will endeavor to maintain the levels necessary to preserve the pass-through of the Fund's tax exempt interest income from U.S. Treasury obligations.

                             INVESTMENT RESTRICTIONS

         Unless specified to the contrary, the following restrictions are fundamental and may not be changed as to the Fund without the approval of the majority of the outstanding voting securities of the Fund (as defined in the 1940 Act).

         As a matter of fundamental policy,  the Trust may not, on behalf of the
Fund:

         (1)  purchase  any  security   other  than   obligations  of  the  U.S.
Government, including repurchase agreements with respect to such securities;

         (2) borrow money, except from banks for temporary, extraordinary or emergency purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, or for clearance of transactions; borrowing in the aggregate may not exceed 30% of the value of the Fund's total assets (including the amount borrowed), less liabilities (not including the amount borrowed) at the time the borrowing is made; investment securities will not be purchased while borrowings exceed 5% of the Fund's total assets;

         (3) issue senior securities as defined in the 1940 Act except insofar as the Fund may be deemed to have issued a senior security by reason of: (a) entering into any repurchase agreement; (b) permitted borrowings of money from banks; or (c) purchasing securities on a "when-issued" or "delayed delivery" basis;

         (4) make loans of the Fund's portfolio securities, except through repurchase agreements;

         (5) purchase securities on margin (except that the Fund may obtain such short-term credits as may be necessary for clearance of transactions);

         (6) act as underwriter of securities except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain Federal securities laws;

         (7) make short sales or maintain a short position;

         (8) buy or sell real estate or interests in real estate, including real estate limited partnerships;

         (9) acquire securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization;

         (10) make investments for the purpose of exercising control or management;

         (11) invest in interests in or leases related to oil, gas or other mineral exploration or development programs; or

         (12) buy or sell commodities or commodity contracts (including futures contracts and options thereon).

         In addition, as a matter of operating policy, the Trust will not on behalf of the Fund invest more than 25% of the Fund's total assets in any industry other than the U.S. Government.

         If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values of portfolio securities or amount of total or net assets will not be considered a violation of any of the foregoing restrictions.

                              TRUSTEES AND OFFICERS

         Under Delaware law, the Trust's Board of Trustees is responsible for establishing the Fund's policies and for overseeing management of the Fund. The Board also elects the Trust's officers who conduct the daily business of the Fund. Information pertaining to the Trustees and executive officers is set forth below.


                                                 NUMBER
                                TERM OF         OF FUNDS
                               OFFICE AND       IN FUND
NAME, POSITION(S)               LENGTH OF       COMPLEX
   ADDRESS 1                      TIME          OVERSEEN       PRINCIPAL OCCUPATION(S)              OTHER DIRECTORSHIPS
    AND AGE                      SERVED 2      BY TRUSTEE       DURING PAST FIVE YEARS               HELD BY TRUSTEE 3
    -------                     ---------      ----------      -----------------------               -------------------
INTERESTED
TRUSTEES 4:
-----------
MARIO J. GABELLI                  Since 1992          24        Chairman of the Board and        Director of Morgan Group
Trustee and Chairman of the                                     Chief Executive Officer of       Holdings, Inc.
Board                                                           Gabelli Asset Management         (transportation services);
Age:  61                                                        Inc. and Chief Investment        Vice Chairman of Lynch
                                                                Officer of Gabelli Funds,        Corporation (diversified
                                                                LLC and GAMCO Investors,         manufacturing)
                                                                Inc.; and previously held
                                                                other officerships of
                                                                investment companies advised
                                                                by Gabelli Funds, LLC and
                                                                its affiliates; Vice
                                                                Chairman and Chief Executive
                                                                Officer of Lynch
                                                                Interactive Corporation
                                                                (multimedia and services)

KARL OTTO POHL                    Since 1992          33        Member of the Shareholder        Director of Gabelli Asset
Trustee                                                         Committee of Sal Oppenheim Jr.   Management Inc. (investment
Age:  74                                                        & Cie (private investment        management); Chairman,
                                                                bank); Former President of the   Incentive Capital and
                                                                Deutsche Bundesbank and          Incentive Asset Management
                                                                Chairman of its Central Bank     (Zurich); Director at Sal
                                                                Council (1980-1991)              Oppenheim Jr. & Cie, Zurich

---------------------
1  Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
2  Each  Trustee will hold office for an  indefinite  term until the earliest of
   (i) the next meeting of shareholders if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Fund's Amended and Restated By Laws and Agreement and Declaration of Trust.
3 This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., public companies) or other investment companies registered under the 1940 Act.
4 "Interested person" of the Fund as defined in the 1940 Act. Messrs. Gabelli and Pohl are each considered an "interested person" because of their affiliation with Gabelli Funds, LLC which acts as the Fund's investment adviser.

                                                 NUMBER
                                TERM OF         OF FUNDS
                               OFFICE AND       IN FUND
NAME, POSITION(S)               LENGTH OF       COMPLEX
   ADDRESS 1                      TIME          OVERSEEN       PRINCIPAL OCCUPATION(S)              OTHER DIRECTORSHIPS
    AND AGE                      SERVED 2      BY TRUSTEE       DURING PAST FIVE YEARS               HELD BY TRUSTEE 3
    -------                     ---------      ----------      -----------------------               -------------------
NON-INTERESTED TRUSTEES:

ANTHONY J. COLAVITA            Since 1992             35        President and Attorney at Law                  ___
Trustee                                                         in the law firm of Anthony J.
Age:  68                                                        Colavita, P.C.

VINCENT D. ENRIGHT             Since 1992             12        Former Senior Vice President                   ___
Trustee                                                         and Chief Financial Officer of
Age:  60                                                        KeySpan Energy Corporation

JOHN J. PARKER                 Since 1992              1        Attorney at the law firm of                    ___
Trustee                                                         McCarthy, Fingar, Donovan,
Age:  72                                                        Drazen & Smith.

ANTHONIE C. VAN EKRIS          Since 1992             20        Managing Director of BALMAC      Director of Aurado Exploration
Trustee                                                         International, Inc.              Inc. (oil and gas operations).
Age:  69

--------------
1  Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
2  Each  Trustee will hold office for an  indefinite  term until the earliest of
   (i) the next meeting of shareholders if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Fund's Amended and Restated By Laws and Agreement and Declaration of Trust.
3 This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., public companies) or other investment companies registered under the 1940 Act.

                                TERM OF
                               OFFICE AND
NAME, POSITION(S)               LENGTH OF
   ADDRESS 1                      TIME       PRINCIPAL OCCUPATION(S)
    AND AGE                      SERVED 2     DURING PAST FIVE YEARS
    -------                     ---------    -----------------------
OFFICERS:
---------
BRUCE N. ALPERT                Since 2003     Executive Vice President and Chief
President and                                 Operating Officer of Gabelli Funds,
Principal Financial Officer                   LLC since 1988 and previously held
Age:  51                                      other officerships of all investment
                                              companies advised by Gabelli Funds, LLC
                                              and its affiliates. Director and
                                              President of Gabelli Advisers, Inc.

HENLEY L. SMITH                Since 1992     Senior Portfolio Manager of Gabelli
Vice President                                Fixed Income LLC and its
Age:  47                                      predecessors since 1987.

RONALD S. EAKER                Since 1992     Senior Portfolio Manager of Gabelli
Vice President                                Fixed Income LLC and its
Age:  43                                      predecessors since 1987.

JUDITH RANERI                  Since 1997     Portfolio Manager, Gabelli Funds,
Vice President and Portfolio                  LLC since April 1997; Senior
Manager                                       Portfolio Manager, Secretary and
Age:  36                                      Treasurer of The Treasurer's Fund,
                                              Inc.

JAMES E. MCKEE                 Since 1995     Vice President, General Counsel and
Secretary                                     Secretary of Gabelli Asset
Age:  40                                      Management Inc. since 1999 and GAMCO
                                              Investors, Inc. since 1993;

                                              Secretary of all investment companies
                                              advised by Gabelli Advisers, Inc.
                                              and Gabelli Funds, LLC

---------------------
1  Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
2  Each  Trustee will hold office for an  indefinite  term until the earliest of
   (i) the appointment of his or her successor, if any, or (ii) such officers death, resignation or removal, in accordance with the Fund's Amended and Restated By Laws and Agreement and Declaration of Trust.

STANDING BOARD COMMITTEES

The Board of Trustees has established two standing committees in connection with their governance of the Fund -Nominating and Audit.


The Fund's Nominating Committee consists of four members: Messrs. Colavita (Chairman), Enright, Parker and van Ekris who are not "interested persons" of the Fund as defined in the 1940 Act. The Nominating Committee is responsible for selecting and recommending qualified candidates to the full Board in the event that a position is vacated or created. The Nominating Committee would consider recommendations by shareholders if a vacancy were to exist. Such recommendations should be forwarded to the Secretary of the Fund. The Nominating Committee did not meet during the fiscal year ended September 30, 2003. The Fund does not have a standing compensation committee.

The Fund's Audit Committee consists of two members: Messrs. Enright (Chairman) and Parker, who are not "interested persons" of the Fund as defined in the 1940 Act. The Audit Committee operates pursuant to a Charter that was most recently reviewed and approved by the Board of Trustees of the Fund on November 19, 2003. As set forth in the Charter, the function of the Audit Committee is oversight; it is management's responsibility to maintain appropriate systems for accounting and internal control and it is the independent accountants' responsibility to plan and carry out an audit. The Audit Committee is generally responsible for reviewing and evaluating issues related to the accounting and financial reporting policies and practices of the Fund, its internal controls, and, as appropriate, the internal controls of certain service providers, overseeing the quality and objectivity of the Fund's financial statements and the audit thereof and to act as a liaison between the Board of Directors and the Fund's independent accountants. During the fiscal year ended September 30, 2003, the Audit Committee met twice.

TRUSTEE OWNERSHIP OF FUND SHARES

         Set forth in the table below is the dollar range of equity securities in the Fund and the aggregate dollar range of equity securities in the Fund complex beneficially owned by each Trustee.


                                                        DOLLAR RANGE OF EQUITY            AGGREGATE DOLLAR RANGE OF EQUITY
                                                            SECURITIES HELD                       SECURITIES HELD
         NAME OF TRUSTEE                                     IN THE FUND*                         IN FUND COMPLEX*
         ---------------                                     ------------                         ----------------

INTERESTED TRUSTEES:
--------------------
Mario J. Gabelli                                                  E                                       E

Karl Otto Pohl                                                    A                                       A

NON-INTERESTED TRUSTEES:

Anthony J. Colavita                                               E                                       E

Vincent D. Enright                                                E                                       E

John J. Parker                                                    E                                       E

Anthonie C. van Ekris                                             C                                       E

-------------
*  KEY TO DOLLAR RANGES- INFORMATION AS OF DECEMBER 31, 2003
A. None
B. $1 - $10,000
C.  $10,001 - $50,000
D.  $50,001 -  $100,000
E. Over $100,000

TRUSTEE AND OFFICER COMPENSATION

The following table sets forth certain information regarding the compensation of the Fund's Trustees. No executive officer or person affiliated with the Fund received compensation in excess of $60,000 from the Fund for the fiscal year ended December 31, 2003.

No trustee, officer or employee of Gabelli & Company or the Adviser will receive any compensation from the Fund for serving as an officer or Trustee of the Fund. The Fund pays each of its Trustees who is not a director, officer or employee of the Adviser or any of its affiliates, $3,000 per annum plus $500 per meeting attended in person or by telephone and reimburses each Trustee for related travel and other out-of-pocket expenses.

                               COMPENSATION TABLE
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                           TOTAL COMPENSATION
                                                              AGGREGATE COMPENSATION FROM THE FUND       FROM THE FUND AND FUND
              NAME OF PERSON AND POSITION                                                                       COMPLEX*
---------------------------------------------------------------------------------------------------------------------------------
Mario J. Gabelli                                           $0                                             $0       (24)
Chairman of the Board
---------------------------------------------------------------------------------------------------------------------------------
Anthony J. Colavita                                        $5,000                                         $165,543 (35)
Trustee
---------------------------------------------------------------------------------------------------------------------------------
Vincent D. Enright                                         $6,000                                         $61,592  (12)
Trustee
---------------------------------------------------------------------------------------------------------------------------------
John J. Parker                                             $5,500                                         $5,500   (1)
Trustee
---------------------------------------------------------------------------------------------------------------------------------
Karl Otto Pohl                                             $0                                             $0       (33)
Trustee
---------------------------------------------------------------------------------------------------------------------------------
Anthonie C. van Ekris                                      $5,000                                         $73,243  (20)
Trustee
---------------------------------------------------------------------------------------------------------------------------------

* Represents the total compensation paid to such persons during the fiscal year ended December 31, 2003. The parenthetical number represents the number of investment companies (including the Fund) or portfolios thereof from which such person receives compensation and which are considered part of the same "fund complex" as the Fund because they have common or affiliated investment advisers.


PROXY VOTING POLICIES
---------------------

The Fund has delegated the voting of portfolio securities to Gabelli Funds, LLC in its capacity as the Funds' investment adviser. The Manager has adopted proxy voting policies and procedures (the "Proxy Voting Policy") for the voting of proxies on behalf of client accounts for which the Manager has voting discretion, including the Funds. Under the Proxy Voting Policy, shares are to be voted in the best interests of the Funds.


Normally, the Manager exercises proxy voting discretion on particular types of proposals in accordance with guidelines (the "Proxy Guidelines") set forth in the Proxy Voting Policy. The Proxy Guidelines address, for example, proposals to elect the board of directors, to classify the board of directors, to select auditors, to issue blank check preferred stock, to use confidential ballots, to eliminate cumulative voting, to require shareholder ratification of poison pills, to support fair price provisions, to require a supermajority shareholder vote for charter or bylaw amendments, to provide for director and officer indemnification and liability protection, to increase the number of authorized shares of common stock, to allow greenmail, to limit shareholders' rights to call special meetings, to consider nonfinancial effects of a merger, to limit shareholders' right to act by written consent, to approve executive and director compensation plans (including golden parachutes), to limit executive and director pay, to approve stock option plans, to opt in or out of state takeover statutes and to approve mergers, acquisitions, corporate restructuring, spin-offs, buyouts, assets sales or liquidations.


A Proxy Committee comprised of senior representatives of the Manager and its affiliated investment advisers has the responsibility for the content, interpretation and application of the Proxy Guidelines. In general, the Director of Proxy Voting Services, using the Proxy Guidelines, recommendations of
Institutional   Shareholder   Corporate

Governance Service ("ISS"), other third-party services and the analysts of Gabelli & Company, Inc., will determine how to vote on each issue. For non-controversial matters, the Director of Proxy Voting Services may vote the proxy if the vote is (1) consistent with the recommendations of the issuer's board of directors and not contrary to the Proxy Guidelines; (2) consistent with the recommendations of the issuer's board of directors and is a non-controversial issue not covered by the Proxy Guidelines; or (3) the vote is contrary to the recommendations of the issuer's board of directors but is consistent with the Proxy Guidelines.


All matters identified by the Chairman of the Committee, the Director of Proxy Voting Services or the Manager's Legal Department as controversial, taking into account the recommendations of ISS or other third party services and the analysts of Gabelli & Company, Inc., will be presented to the Proxy Voting
Committee. If the Chairman of the Committee, the Director of Proxy Voting Services or the Manager's Legal Department has identified the matter as one that
(1) is controversial; (2) would benefit from deliberation by the Proxy Voting Committee; or (3) may give rise to a conflict of interest between the Adviser and its clients, the Chairman of the Committee will initially determine what vote to recommend that the Adviser should cast and the matter will go before the Committee.

For matters submitted to the Committee, each member of the Committee will receive, prior to the meeting, a copy of the proxy statement, any relevant third party research, a summary of any views provided by the Chief Investment Officer and any recommendations by Gabelli & Company, Inc. analysts. The Chief Investment Officer or the Gabelli & Company, Inc. analysts may be invited to present their viewpoints. If the Manager's Legal Department believes that the matter before the Committee is one with respect to which a conflict of interest may exist between the Manager and its clients, legal counsel will provide an opinion to the Committee concerning the conflict. If legal counsel advises that the matter is one in which the interests of the clients of the Manager may diverge, the Committee may make different recommendations as to different clients. For any matters where the recommendation may trigger appraisal rights, counsel will advise concerning the likely risks and merits of such an appraisal action.


Where a proxy proposal raises a material conflict between the interests of the Fund shareholders on the one hand, and those of the Fund's Manager, the principal underwriter or other principal underwriter on the other, the conflict will be brought to the Proxy Voting Committee of the Company to determine a resolution. The proxy voting Committee may determine to resolve such conflict itself, may ask the independent directors of the relevant funds to vote the proxies or may delegate the voting of such proxies to an independent person.


Each matter submitted to the Committee will be determined by the vote of a majority of the members present at the meeting. Should the vote concerning one or more recommendations be tied in a vote of the Committee, the Chairman of the Committee will break the tie. The Committee will notify the proxy department of its decisions and the proxies will be voted accordingly.

The Trust will be required to file new Form N-PX with each Fund's complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year, commencing August 31, 2004. This filing for each Fund will be available without charge, upon request, by calling toll-free (800) 422-3554 and on the SEC's website at www.sec.gov.

                   CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS


         On January 5, 2004, the outstanding voting securities of the Fund consisted of 980,559,500.0460 shares of beneficial interest. As a group, the Officers and Trustees of the Trust (other than Mr. Gabelli) owned beneficially, directly or indirectly, less than 1% of its outstanding voting shares.

         As of January 5, 2004 the following persons owned of record or beneficially 5% or more of the Fund's outstanding shares:

NAME AND ADDRESS..                      % OF FUND            NATURE OF OWNERSHIP
----------------                        ---------            -------------------

Gabelli Asset Management Inc.            24.51%                  Beneficially
Attn: Chief Financial Officer
One Corporate Center
Rye, New York 10580-1422

GAMCO Investors, Inc.                    18.70%                  Beneficially on
Attn: Chief Financial Officer                                    behalf of
One Corporate Center                                             discretionary
Rye, New York 10580-1422                                         client accounts

Gabelli Group Capital Partners Inc.      13.20%                  Beneficially
One Corporate Center
Rye, New York 10580-1422

First Clearing Corporation               5.13%                   Beneficially
A/C 3771-4632
Gabelli Asset Management Inc
401 Theodore Fremd Avenue

Mario J. Gabelli                         63.73%*                 Beneficially
One Corporate Center
Rye, New York 10580-1422

         *Includes 603,557,616 Shares (61.55% of the number of shares outstanding) indirectly beneficially owned by Mr. Gabelli as a result of his position as a controlling person of certain shareholders, including Gabelli Asset Management Inc. ("GBL"), GAMCO Investors, Inc. and Gabelli Group Capital Partners The shares shown as beneficially owned by Mr. Gabelli include the shares shown as beneficially owned by GBL, GAMCO Investors, Inc. and Gabelli Group Capital Partners in the table above. With respect to GAMCO Investors, Inc., shares of the Fund are held by discretionary client accounts. Mr. Gabelli disclaims beneficial ownership of shares held by the discretionary client accounts of GAMCO Investors, Inc.



                                   THE MANAGER


MANAGER

         The Manager is a New York limited liability company which serves as an investment adviser to 15 open-end investment companies, and 5 closed-end investment companies with aggregate assets in excess of $12.1 billion as of December 31, 2003. The Manager is a registered investment adviser under the Investment Advisers Act of 1940, as amended. Mr. Mario J. Gabelli may be deemed a "controlling person" of the Manager on the basis of his controlling interest of the ultimate parent company of the Manager. The Manager has several affiliates that provide investment advisory services: GAMCO Investors, Inc. ("GAMCO"), a wholly-owned subsidiary of the Manager's parent company, Gabelli Asset Management Inc., acts as investment adviser for individuals, pension trusts, profit-sharing trusts and endowments, and had assets under management of approximately $13 billion as of December 31, 2003; Gabelli Advisers, Inc. acts as investment adviser to the Gabelli Westwood Funds with assets under management of approximately $480 million as of December 31, 2003; Gabelli Securities, Inc. acts as investment adviser to certain alternative investments products, consisting primarily of risk arbitrage and merchant banking limited partnerships and offshore companies, with assets under management of approximately $692 million as of December 31, 2003; and Gabelli Fixed Income LLC acts as investment adviser for the three active portfolios of The Treasurer's Funds and separate accounts having assets under management of approximately $1.3 billion as of December 31, 2003.


         The Manager currently serves as investment adviser to the Fund pursuant to a management agreement with the Trust (the "Management Agreement"). Under the Management Agreement, the Manager, subject to the supervision of the Trustees and in conformity with the stated policies of the Trust, manages both the investment operations of the Trust and the composition of the Trust's portfolio, including the purchase, retention, disposition of securities and other investments. The Manager is obligated to keep certain books and records of the Trust in connection therewith. The Manager is also obligated to provide research and statistical analysis and to pay costs of certain clerical and administrative services involved in portfolio management. The management services of the Manager to the Trust are not exclusive under the terms of the Management Agreement and the Manager is free to, and does, render management services to others.

         The Manager has authorized any of its directors, officers and employees who have been elected as Trustees or Officers of the Trust to serve in the capacities in which they have been elected. Services furnished by the Manager under the Management Agreement may be furnished by any such directors, officers or employees of the Manager. In connection with the services it renders, the Manager bears the following expenses:

         (a) the salaries and expenses of all personnel of the Trust and the Manager, except the fees and expenses of Trustees who are not affiliated persons of the Manager or the Trust's investment adviser;

         (b) all expenses incurred by the Manager or by the Trust in connection with managing the ordinary course of the Trust's business, other than those assumed by the Trust, as described below; and

         (c)   the   costs   and   expenses    payable   to   PFPC   Inc.   (the
"Sub-Administrator") pursuant to a sub-administration agreement between the Manager and the Sub-Administrator (the "Sub-Administration Agreement").


         Under the terms of the Management Agreement, the Trust is responsible for the payment of the following expenses, including (a) the fee payable to the Manager, (b) the fees and expenses of Trustees who are not affiliated with the Manager, (c) the fees and certain expenses of the Trust's Custodian and Transfer and Dividend Disbursing Agent, including the cost of providing records to the Manager in connection with its obligation of maintaining required records of the Trust and of pricing the Trust's shares, (d) the fees and expenses of the Trust's legal counsel and independent auditors, (e) brokerage commissions and any issue or transfer taxes chargeable to the Trust in connection with its securities transactions, (f) all taxes and business fees payable by the Trust to governmental agencies, (g) the fees of any trade association of which the Trust is a member, (h) the cost of share certificates representing shares of the Trust, if any, (i) the cost of fidelity insurance, and Trustees' and Officers' professional liability and errors and omissions insurance, if any, (j) the fees and expenses involved in registering and maintaining registration of the Trust and of its shares with the Securities and Exchange Commission (the "SEC") and registering the Trust as a broker or dealer and qualifying its shares under state securities laws, including the preparation and printing of the Trust's registration statement and prospectuses for such purposes, (k) allocable communications expenses with respect to investor services and all expenses of shareholders and Trustees' meetings and of preparing, printing and mailing reports to shareholders, (l) litigation and indemnification expenses and any other extraordinary expenses not incurred in the ordinary course of the Trust's business, (m) any expenses assumed by the Trust pursuant to a plan of distribution adopted in conformity with Rule 12b-1 under the 1940 Act, if any, and (n) the fees and expenses of each series of the Trust in connection with the management, investment and reinvestment of the assets of each such series.


         The Management Agreement provides that the Manager shall not be liable to the Trust for any error of judgment by the Manager or for any loss sustained by the Trust except in the case of a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages will be limited as provided in the 1940 Act) or of willful misfeasance, bad faith, gross negligence or reckless disregard of duty. The Management Agreement in no way restricts the Manager from acting as an investment adviser to others. The Trust has agreed by the terms of the Management Agreement that the Trust may use the name "Gabelli" only for so long as the Management Agreement or any amendment, renewal or extension thereof remains in effect or for so long as the Manager is responsible for the portfolio management and administrative services for the Trust. The Trust has further agreed that in the event that for any reason, the Manager ceases to be responsible for the portfolio management and administrative services of the Trust, the Trust will, unless the Manager otherwise consents in writing, promptly take all steps necessary to change its name to one which does not include "Gabelli."

         The Management Agreement is terminable without penalty by either party upon not less than sixty (60) days' written notice. The Management Agreement will automatically terminate in the event of its assignment, as defined in the 1940 Act and rules thereunder, except to the extent otherwise provided by order of the SEC or any rule under the 1940 Act and except to the extent the 1940 Act no longer provides for automatic termination, in which case the approval of a majority of the independent Trustees is required for any "assignment."

         By its terms, the Management Agreement will remain in effect from year to year, provided each such annual continuance is specifically approved by the Fund's Board of Trustees or "majority" (as defined in the 1940 Act) vote of its shareholders and, in either case, by a majority vote of the Trustees who are not parties to the Management Agreement or interested persons of any such party, cast in person at a meeting called specifically for the purpose of voting on the Management Agreement.


         The Management Agreement was most recently approved by the Trustees, including a majority of the Trustees who are not parties to the Management Agreement or "interested persons" (as such term is defined in the 1940 Act) of any party thereto on November 19, 2003. At this meeting, the Board of Trustees reviewed the written and oral presentations provided by the Manager in connection with the Trustees consideration of the Management Agreement. The Directors also reviewed with the advice of counsel, their responsibilities under applicable law. The Directors considered, in particular, the level of the Fund's contractual advisory fee rates and the actual expense ratio borne by the Fund and compared the information on these matters to similar information for unrelated mutual funds of a comparable size and investment program. The Board also reviewed the profitability of the Management Agreement to the Manager, the Fund's absolute and comparative investment performance and the nature and quality of the services provided to the Fund by the Manager. The independent Trustees met separately to discuss this information. Based on their consideration of all of the above factors the independent Trustees recommended to the full Board, and each of the Trustees present at the meeting determined that the renewal of the Management Agreement was in the best interest of the Fund and its shareholders. In the course of arriving at such determination, the independent Trustees noted in particular the comparative investment performance of the Fund, the experience of the Fund's portfolio manager and the level of services provided by the Adviser.


         As compensation for its services and the related expenses borne by the Manager, the Trust pays the Manager a fee, computed daily and payable monthly, at the annual rate of 0.30% of the Fund's average daily net assets, payable out of the Fund's net assets.

         Additionally, the Manager has contractually agreed to waive its investment advisory fee and/or reimburse expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses (excluding brokerage, interest, tax and extraordinary expenses) at no more than 0.30% through September 30, 2004.


         During the fiscal years ended September 30, 2003, September 30, 2002 and September 30, 2001, the investment advisory fees paid to the Manager were $3,089,977 $2,807,144, and $2,187,296 respectively. During such years, the Manager waived advisory fees in the amounts of $583,370, $550,660 and $505,577 respectively.


THE SUB-ADMINISTRATOR

         The Manager has entered into a Sub-Administration Agreement with PFPC Inc., which is located at 760 Moore Road, King of Prussia, Pennsylvania 19406. Under the Sub-Administration Agreement, the Sub-Administrator (a) assists in supervising all aspects of the Fund's operations except those performed by the Manager under the management agreement; (b) supplies the Fund with office facilities (which may be in the Sub-Administrator's own offices), statistical and research data, data processing services, clerical, accounting and bookkeeping services, including, but not limited to, the calculation of the net asset value of shares in the Fund, internal auditing and regulatory administration services, internal executive and administrative services, and stationery and office supplies; (c) prepares and distributes materials for all Fund Board of Trustees' Meetings including the mailing of all Board materials and collates the same materials into the Board books and assists in the drafting of minutes of the Board Meetings; (d) prepares reports to Fund shareholders, tax returns and reports to and filings with the SEC and state "Blue Sky" authorities; (e) calculates the Fund's net asset value per share and provides any equipment or services necessary for the purpose of pricing shares or valuing the Fund's investment portfolio; (f) provides compliance testing of all Fund activities against applicable requirements of the 1940 Act and the rules thereunder, the Internal Revenue Code of 1986, as amended (the "Code"), and the Fund's investment restrictions; (g) furnishes to the Manager such statistical and other factual information and information regarding economic factors and trends as the Manager from time to time may require; and (h) generally provides all administrative services that may be required for the ongoing operation of the Fund in a manner consistent with the requirements of the 1940 Act.


         For such services and the related expenses borne by the Sub-Administrator, the Manager pays the Sub-Administrator an annual fee based on the value of the aggregate average daily net assets of the Fund and certain other affiliated funds under its administration managed by the Manager as follows: up to $10 billion - .0275%; $10 billion to $15 billion - .0125%; over 15 billion - .01%. The Sub-Administrator's fee is paid by the Manager and will result in no additional expense to the Trust.

THE DISTRIBUTOR

         The  Trust,  on behalf of the Fund,  has  entered  into a  Distribution
Agreement with Gabelli & Company, Inc. (the "Distributor"), a New York corporation which is a subsidiary of Gabelli Securities, Inc., having principal offices located at One Corporate Center, Rye, New York 10580-1422. Gabelli Securities, Inc. is a majority owned subsidiary of Gabelli Asset Management Inc. The Distributor acts as agent of the Fund for the continuous offering of its shares on a no-load basis at no cost to the Fund. In connection with the sale of the Fund's shares, the Trust has authorized the Distributor to give only such information and to make only such statements and representations as are contained in the Fund's Prospectus or Statement of Additional Information. Sales may be made only by Prospectus, which may be delivered personally or through the mails. The Distributor is the Fund's "principal underwriter" within the meaning of the 1940 Act, and bears all costs of preparing, printing and distributing reports and prospectuses used by the Trust in connection with the sale of the Fund's shares and all sales literature printed, counsel fees and expenses in connection with the foregoing.


         The Distribution Agreement is terminable by the Distributor or the Trust at any time without penalty on not more than sixty (60) days' nor less than thirty (30) days' written notice, provided that termination by the Trust must be directed or approved by the Trustees, by the vote of the holders of a majority of the outstanding voting securities of the Trust, or by written consent of a majority of the Trustees who are not interested persons of the Trust or the Distributor. The Distribution Agreement will automatically terminate in the event of its assignment, as defined in the 1940 Act. The Distribution Agreement provides that, unless terminated, it will remain in effect from year to year, so long as continuance of the Distribution Agreement is approved annually by the Trustees or by a majority of the outstanding voting securities of the Trust, and in either case, also by majority of the Trustees who are not "interested" persons of the Trust, or the Distributor, as defined in the 1940 Act.


COUNSEL

        Willkie Farr & Gallagher, LLP., 787 Seventh Avenue, New York, New York 10019-6099, is counsel to the Trust.

INDEPENDENT AUDITORS

         Ernst & Young LLP, 5 Times Square, New York, New York 10036, has been selected as independent auditors for the Trust.

CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

         State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110 is the custodian for the Fund's cash and securities as well as the transfer and dividend-disbursing agent (the "Custodian," "Transfer Agent" and "Dividend Disbursing Agent" respectively) for its shares. Boston Financial Data Services, Inc. ("BFDS"), an affiliate of State Street located at the BFDS Building, 66 Brooks Drive, Braintree, Massachusetts 02184, performs the services of transfer agent and dividend disbursing agent for the Fund. Neither BFDS nor State Street assists in or is responsible for investment decisions involving assets of the Fund.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

         The Manager is responsible for all decisions to buy and sell securities for the Fund, arranging the execution of portfolio transactions on the Fund's behalf, and selection of brokers and dealers to effect the transactions. Purchases of portfolio securities are made from dealers, underwriters and issuers; sales, if any, prior to maturity, are made to dealers and issuers. The Fund does not normally incur any brokerage commission expense on such transactions. There were no brokerage commissions incurred by the Fund since its commencement of operations. The instruments purchased by the Fund are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased or sold directly from or to an issuer, no commissions or discounts are paid.

         The policy of the Fund regarding purchases and sales of securities is that primary consideration will be given to obtaining the most favorable price and efficient execution of transactions.

                               PURCHASE OF SHARES

         The procedures for purchasing shares of the Fund are summarized in the Fund's Prospectus under "Purchase of Shares."

                                RETIREMENT PLANS

         The Trust has available a form of Individual Retirement Account ("IRA") for investment in Fund shares which may be obtained from the Distributor. The minimum investment required to open an IRA for investment in shares of the Fund is $1,000 for an individual. There is no minimum for additional investments in an IRA.

         Under the Code, individuals may make wholly or partly tax-deductible IRA contributions of up to $2,000 annually, depending on whether they are active participants in an employer-sponsored retirement plan and/or their income level. However, dividends and distributions held in the account are not taxed until withdrawn in accordance with the provisions of the Code. An individual with a non-working spouse may establish a separate IRA for the spouse under the same conditions and contribute a maximum of $6,000 annually to both IRAs provided that no more than $3,000 may be contributed to the IRA of either spouse. Investors satisfying statutory income levels requirements may make non-deductible contributions up to $3,000 annually to a Roth IRA, distributions from which are not subject to tax if a statutory five year holding period requirement is satisfied. Individuals of age 50 or over may make catch-up contributions of an additional $500.

         Investors who are self-employed may purchase shares of the Fund through tax-deductible contributions to retirement plans for self-employed persons, known as Keogh or H.R. 10 plans. The Fund does not currently act as sponsor for such plans. Fund shares may also be a suitable investment for other types of qualified pension or profit-sharing plans which are employer-sponsored, including deferred compensation or salary reduction plans known as "401(k) Plans" which give participants the right to defer portions of their compensation for investment on a tax-deferred basis until distributions are made from the plans. The minimum initial investment for such plans is $1,000 and there is no minimum for additional investments.

         Investors should be aware that they may be subject to penalties or additional tax on contributions or withdrawals from IRAs or other retirement plans which are not permitted by the applicable provisions of the Code. Persons desiring information concerning investments through IRAs or other retirement plans should write or telephone the Distributor.

                              REDEMPTION OF SHARES

         The procedures for redemption of shares of the Fund are summarized in the Prospectus under "Redemption of Shares." The Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Trust is obligated to redeem shares solely in cash up to the lesser of $250,000 or one percent of the net asset value of the Fund during any 90-day period for any one shareholder.

         None of the Manager, the Transfer Agent, the Trust or any of their affiliates or agents will be liable for any loss, expense, or cost when acting upon any oral, wired, or electronically transmitted instructions or inquiries believed by them to be genuine. While precautions will be taken, as more fully described below, shareholders bear the risk of any loss as the result of unauthorized telephone redemptions or exchanges believed by the Transfer Agent to be genuine. The Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording all phone conversations, sending confirmations to shareholders within 72 hours of the telephone transaction, verifying the account name and sending redemption proceeds only to the address of record or to a previously authorized bank account. If a shareholder is unable to contact the Trust by telephone, a shareholder must also mail the redemption request to the Distributor at The Gabelli Funds, P.O. Box 8308, Boston, Massachusetts 02266-8308.

                        DETERMINATION OF NET ASSET VALUE

         The method for determining the public offering price of the Fund's shares and the net asset value per share is summarized in the Prospectus under "Pricing of Fund Shares."

         The Fund relies on Rule 2a-7 under the 1940 Act to use the amortized cost valuation method to stabilize the purchase and redemption price of its shares at $1.00 per share. This method of valuation involves valuing portfolio securities at their cost at the time of purchase and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of interest rate fluctuations on the market value of the securities. While reliance on Rule 2a-7 should enable the Fund, under most conditions, to maintain a $1.00 share price, there can be no assurance that the Fund will be able to do so, and investment in the Fund is neither insured nor guaranteed by the U.S. Government.

         As required by Rule 2a-7, the Trustees have adopted the following policies relating to the Fund's use of the amortized cost method:

         (a) The Trustees have established procedures which they consider to be reasonably designed, taking into account current market conditions affecting the Fund's investment objective, to stabilize its net asset value at $1.00 per share.

         (b) The Trustees (i) have adopted procedures whereby the extent of deviation between the current net asset value per share calculated using available market quotations or market-based quotations from the Fund's amortized cost price per share, will be determined at such intervals as the Trustees deem appropriate and as are reasonable in light of current market conditions, (ii) will periodically review the amount of deviation as well as the methods used to calculate the deviation, and (iii) will maintain records of the determination of deviation and the Trustees' review thereof. In the event such deviation exceeds 3/10 of 1%, the Trustees will promptly consider what action, if any, should be taken to prevent the deviation from exceeding 1/2 of 1%. Where the Trustees believe the extent of deviation may result in material dilution or other unfair results to investors or exiting shareholders, they shall take such action as they deem appropriate to eliminate or reduce to the extent reasonably practicable such dilution or unfair results.

         (c) The Fund will seek to maintain a dollar-weighted average portfolio maturity appropriate to its objective of maintaining a stable net asset value per share; provided, however, that it will not purchase any instrument with a remaining maturity (as determined pursuant to Rule 2a-7) longer than 397 days nor maintain a dollar-weighted average portfolio maturity which exceeds 90 days.

         (d) The Fund will limit its portfolio investments, including repurchase agreements, to those United States dollar-denominated securities which the Manager, acting in accordance with procedures and guidelines approved by the Trustees, determines to be of eligible quality and to present minimal credit risks. The Fund will invest in U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations. The types of U.S. Treasury obligations in which the Fund will invest include (1) bills, notes and bonds issued by the U.S. Treasury that are direct obligations of the U.S. Government and (2) component parts of U.S. Treasury notes and bonds, namely, either the corpus (principal) of such Treasury obligations or one of the interest payments scheduled to be paid on such obligations. See "Investment and Risk Information" in the Prospectus.

         (e) The Fund will record, maintain and preserve permanently in an easily accessible place a written copy of the procedures described above and will record, maintain and preserve for a period of not less than six years (two years in an easily accessible place) a written record of the Trustees' considerations and actions taken in connection with the discharge of their obligations set forth above.

         While the procedures adopted by the Trustees have been designed to enable the Fund to achieve its investment objective of maintaining a $1.00 share price, there can be no assurance that a constant share price will be maintained. In the event that market conditions or changes in issuer creditworthiness result in a substantial deviation between the Fund's $1.00 amortized cost price per share and its net asset value per share based on the market value of the Fund's portfolio, the Trustees will take such action as they deem appropriate to eliminate or reduce to the extent possible any dilution of shareholder interests or other unfair results to existing shareholders or investors. Such action may include basing the purchase and redemption price of Fund shares on the Fund's market-based net asset value, with the result that the Fund's price per share may be higher or lower than $1.00.

                                    TAXATION


         The following is a summary of certain material U.S. federal income tax considerations regarding the purchase, ownership and disposition of shares of the Fund. This summary does not address all of the potential U.S. federal income tax consequences that may be applicable to the Fund or to all categories of investors, some of which may be subject to special tax rules. Each prospective shareholder is urged to consult his own tax adviser with respect to the specific federal, state, local and foreign tax consequences of investing in the Fund. The Fund has qualified, and intends to continue to qualify, as a "regulated investment company" under Subchapter M of the Code. In order to qualify as a regulated investment company, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets, and the distribution of its income.

         As a regulated investment company, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and capital gains that it distributes to its shareholders, provided that it distributes to its shareholders at least the sum of (i) 90% of its "investment company taxable income" (i.e., income other than its net realized long-term capital gain over its net realized short-term capital loss), plus or minus certain adjustments, and (ii) 90% of its net tax-exempt income for the taxable year. The Fund will be subject to income tax at regular corporation rates on any taxable income or gains that it does not distribute to its shareholders.

         Under the Code, amounts not distributed by the Fund on a timely basis in accordance with a calendar-year distribution requirement are subject to a nondeductible 4% federal excise tax. To avoid the tax, the Fund must distribute during each calendar year an amount equal to, at a minimum, the sum of (1) 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) 98% of its capital gains in excess of its capital losses for the twelve-month period ending, as a general rule, on October 31 of the calendar year, and (3) all ordinary income and net capital gains for prior years that were not previously distributed. The Fund intends to avoid the excise tax by making timely distributions.

         If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income would be subject to U.S. federal income tax at regular corporate rates (without any deduction for distributions to its shareholders), and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. Such distributions would be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends received deduction in the case of corporate shareholders. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company.

         Generally, you will owe tax on the amounts the Fund distributes to you, regardless of whether you receive these amounts in cash or reinvest them in additional Fund shares. Shareholders not subject to tax on their income generally will not be required to pay any tax on amounts distributed to them. Federal income tax on distributions to an IRA or to a qualified retirement plan will generally be deferred. Dividends and capital gain distributions are generally taxable when you receive them; however, if a distribution is declared by the Fund in October, November or December, but not paid until January of the following year, it will be considered to be paid on December 31 in the year in which it was declared

         Capital gains, if any, derived from sales of portfolio securities held by the Fund will generally be designated as long-term or short-term. Distributions from the Fund's long-term capital gains are, for individuals, generally taxed at favorable long-term capital gains rates regardless of how long you have owned shares in the Fund. Dividends from other sources (including short-term capital gains) are generally taxed as ordinary income. The Fund does not expect that any portion of its dividends will be treated as qualified dividend income eligible for taxation at long-term capital gain rates for shareholders that are individuals.Distributions and Dividends may be subject to state and local taxes. Shortly after the end of each year, you will receive from the Fund a statement of the amount and nature of the distributions made to you during the year.

         Upon sale, exchange or redemption of your Fund shares, you will realize a taxable gain or loss equal to the difference between the amount realized and your basis in the shares. Such gain or loss will be treated as capital gain or loss if you hold the shares are capital assets, and will be long-term capital gain or loss if you held the shares for more than one year and short-term capital gain or loss if you held the shares for one year or less. Any loss realized on a sale, exchange or redemption will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in the Fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss you realize on the sale of a Fund share held for six months or less will be treated for U.S. federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains you received with respect to such share.

         The Fund may be required to withhold, for U.S. federal income tax purposes, a portion of the dividends, distributions and redemption proceeds payable to you if (i) you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or (ii) you have been notified by the IRS that you are subject to backup withholding. Certain shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against your U.S. federal income tax liability.


                        DESCRIPTION OF THE FUND'S SHARES

DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

         The Fund is the initial series of shares of beneficial interest (par value $.001) of the Trust. The Trustees are authorized to designate one or more additional series of shares of beneficial interest of the Trust, each series representing a separate investment portfolio. Shares of all series will have identical voting rights, except where by law, certain matters must be approved by a majority of the shares of the affected series. Each share of any series of shares when issued has equal dividend, liquidation (see "Redemption of Shares") and voting rights within the series for which it was issued and each fractional share has those rights in proportion to the percentage that the fractional share represents of a whole share. Shares will be voted in the aggregate.

         Shares have no preference, preemptive, conversion or similar rights. All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable. Shares will be redeemed at net asset value, at the option of the shareholder.

         The Fund sends semi-annual and annual reports to all of its shareholders, which include a list of the Fund's portfolio securities and the Fund's financial statements, which shall be audited annually. Unless it is clear that a shareholder holds as nominee for the account of an unrelated person or a shareholder otherwise specifically requests in writing, the Fund may send a single copy of semi-annual, annual and other reports to shareholders to all accounts at the same address and all accounts of any person at that address.

         It is the intention of the Trust not to hold annual meetings of shareholders. The Trustees may call a special meeting of shareholders for action by shareholder vote as may be required by the 1940 Act, the Declaration of Trust of the Trust or the By-Laws of the Trust. In addition, the Trust will call a special meeting of shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees, if requested to do so by the holders of at least 10% of the Trust's outstanding shares, and the Trust will assist in communications with other shareholders as required by Section 16(c) of the 1940 Act.

         Shares of the Trust have noncumulative voting rights which means that the holders of more than 50% of shares can elect 100% of the Trustees if the holders choose to do so, and, in that event, the holders of the remaining shares will not be able to elect person or persons as Trustees. The Transfer Agent does not issue certificates evidencing Fund shares.

                              FINANCIAL STATEMENTS

         The audited financial statements for the Fund dated September 30, 2003 and the Report of Ernst & Young LLP thereon, are incorporated herein by reference to the Fund's Annual Report. The Annual Report is available upon request and without charge by calling 800-422-3554.

                            PART C: OTHER INFORMATION

Item 23.    EXHIBITS
            --------


            (a) Certificate of Trust, dated May 21, 1992, is incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement as filed with the SEC via EDGAR on January 31, 1997 (Accession No. 0000927405-97 000023) ("Post-Effective Amendment No. 6").

                 Certificate of Amendment to the Certificate of Trust dated August 18, 1992 is incorporated by refernce to Post-Effective Amendment No. 6.

                 Agreement and Declaration of Trust, dated May 21, 1992, is incorporated by reference to Post-Effective Amendment No. 6.

            (b)  Amended  and  Restated   By-Laws,   dated  May  21,  1992,  are
                 incorporated by reference to Post-Effective Amendment No. 6.


            (c)  Not Applicable.

            (d) Management Agreement between the Registrant and Gabelli Funds, Inc., dated December 16, 1994, is incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement as filed with the SEC via EDGAR on February 1, 1996 (Accession No. 0000927405-96-000036) ("Post-Effective Amendment No. 5").

                 Amendment to the Management Agreement between the Registrant and Gabelli Funds, LLC, dated November 17, 1999, is incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement as filed with the SEC via EDGAR on November 29, 1999 (Accession No. 0000927405-99-000362)
                 ("Post-Effective Amendment No. 10").


                 Contractual Management Fee Waiver and Expense Reimbursement Agreement, dated October 1, 2003 is filed herewith.


            (e) Distribution Agreement between the Registrant and Gabelli & Company, Inc., dated August 18, 1992, is incorporated by reference to Post-Effective Amendment No. 5.

            (f)  Not Applicable.

            (g) Custodian Agreement between the Registrant and State Street Bank and Trust Company, dated August 18, 1992, is incorporated by reference to Post-Effective Amendment No. 6.


            (h) Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company, dated August 18, 1992, is incorporated by reference to Post-Effective Amendment No. 6.

            (i) Consent of Wilkie, Farr & Gallagher LLP., Counsel to the Fund, is filed herewith.

            (j) Consent of Ernst & Young LLP, Independent Accountants, is filed herewith.

                 Powers of attorney for Mario J. Gabelli, Anthony J. Colavita, Vincent D. Enright, Thomas E. O'Connor, John J. Parker, Karl Otto Pohl and Anthonie C. van Ekris, dated December 12, 1996, is incorporated by refernce to Post-Effective Amendment No. 14 to the Registration Statement as filed with the SEC via EDGAR on January 31, 2003. (Accession No. 0000935069-03000092).


                 Secretary's Certificate ratifying and approving a power of attorney for Mario J. Gabelli is incorporated by reference to Post-Effective Amendment No. 10.

            (k)  Not Applicable.


            (l) Purchase Agreement, dated May 21, 1992, is incorporated by reference to Post-Effective Amendment No. 6.


            (m)  Not Applicable.

            (n)  Not Applicable.

            (o)  Not Applicable.

            (p)  Not Applicable as the Fund is a Money Market Fund.

Item. 24.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
            -------------------------------------------------------------

            None.

Item. 25.   INDEMNIFICATION
            ---------------

            To the extent consistent with Section 17(h) and (i) of the Investment Company Act of 1940, as amended (the "1940 Act") and pursuant to Sections 2 and 3 of Article VII of the Registrant's Agreement and Declaration of Trust and Article VI of the Registrant's Amended and Restated By-Laws, Trustees, officers and employees of the Trust will be indemnified to the maximum extent permitted by Delaware law and the 1940 Act.

            Reference is made to Sections 2 and 3 of Article VII of Registrant's
            Agreement   and   Declaration   of  Trust  and  Article  VI  of  the
            Registrant's Amended and Restated By-Laws.

            Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

            The Registrant hereby undertakes that it will apply the indemnification provisions of its Agreement and Declaration of Trust, its Amended and Restated By-Laws, the Management Agreement, the Sub-Administration Agreement and the Distribution Agreement in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act.

Item 26.    BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

            Gabelli Funds, LLC (the "Manager") is a registered investment adviser providing investment management and administrative services to the Registrant. The Manager also provides similar services to other mutual funds.

            The information required by this Item 26 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of the Manager during the past two fiscal years is incorporated by reference to Form ADV filed by the Manager pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-37706).

Item. 27.   PRINCIPAL UNDERWRITER
            ---------------------

            (a) Gabelli & Company, Inc. ("Gabelli & Company") currently acts as distributor for The Gabelli Asset Fund, The Gabelli Blue Chip Value Fund, Gabelli Capital Series Funds, Inc., Comstock Funds, Inc., Gabelli Equity Series Funds, Inc., Gabelli Global Series Funds, Inc., Gabelli Gold Fund, Inc., The Gabelli Growth Fund, Gabelli International Growth Fund, Inc., Gabelli Investor Funds, Inc., The Gabelli Mathers Fund, Ned Davis Research Funds, The Treasurer's Fund, Inc., The Gabelli Utilities Fund, The Gabelli Value Fund Inc. and The Gabelli Westwood Funds.


            (b) The information required by this Item 27 with respect to each director, officer or partner of Gabelli & Company is incorporated by reference to Schedule A of Form BD filed by Gabelli & Company pursuant to the Securities Exchange Act of 1934, as amended (SEC File No. 8-21373).

            (c)  Not Applicable.

Item. 28.   LOCATION OF ACCOUNTS AND RECORDS
            --------------------------------

            All accounts, books and other documents required by Section 31(a) of the 1940 Act and Rules 31a-1 through 31a-3 thereunder are maintained at the following offices: Gabelli Funds, LLC, One Corporate Center, Rye, New York 10580-1422, PFPC Inc., 99 High Street, Boston, Massachusetts 02110, PFPC Inc., 760 Moore Road, King of Prussia, Pennsylvania 19406, State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts 02171 and Boston Financial Data Services, Inc., Two Heritage Drive, North Quincy, Massachusetts 02171.


Item. 29.   MANAGEMENT SERVICES
            -------------------

            Not Applicable.

Item. 30.   UNDERTAKINGS
            ------------

            Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, THE GABELLI MONEY MARKET FUNDS, certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rye and State of New York, on the 30th day of January, 2004.

                                   THE GABELLI MONEY MARKET FUNDS


                                    By: /S/BRUCE N. ALPERT
                                        ------------------
                                        Bruce N. Alpert
                                        President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 15 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

         SIGNATURES                    TITLE                     DATE
         ----------                    -----                     ----

/S/ BRUCE N. ALPERT                 President                January 30, 2004
---------------------------
Bruce N. Alpert

MARIO J. GABELLI*                   Trustee                  January 30, 2004
------------------
Mario J. Gabelli

ANTHONY J. COLAVITA*                Trustee                  January 30, 2004
---------------------------
Anthony J. Colavita

VINCENT D. ENRIGHT*                 Trustee                  January 30, 2004
---------------------------
Vincent D. Enright

JOHN J. PARKER*                     Trustee                  January 30, 2004
------------------
John J. Parker

KARL OTTO POHL*                     Trustee                  January 30, 2004
------------------
Karl Otto Pohl

ANTHONIE C. VAN EKRIS*              Trustee                  January 30, 2004
----------------------
Anthonie C. van Ekris

*By: /S/ BRUCE N. ALPERT
     -------------------
         Bruce N. Alpert
         Attorney-in-Fact

                             EXHIBIT INDEX
                             -------------

             EXHIBIT
             NUMBER                         DESCRIPTION
             ------                         -----------

              (d)(iii)                      Contractual Management Fee
                                            Waiver and Expense
                                            Reimbursement Agreement,
                                            dated October 1, 2003.

              (i)                           Consent of Wilkie, Farr &
                                            Gallagher LLP, Counsel to the Fund.

              (j)                           Consent of Ernst & Young
                                            LLP, Independent Accountants.